Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other assets

		December 31,	December 31,
As at	Note	2025	2024
Retirement assets	13	$52	$61
Electricity swaps	—	24	12
Deposits		—	42
Other		23	13
		$99	$129